Financial Result - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Result
Changes in fair value of warrants included in finance income	€ 6,219	€ 29,688	€ 4,454
Fair value changes in the price of the warrants	2,599	30,196	5,492
Gain on foreign exchange conversion of RDO & 2022 PIPE Warrants	3,620	508	1,038
Gain on foreign currency contract	€ 5,713	275	8
Fair value changes of money market funds included in finance expense		67	87
Fair value changes in the ELOC purchased put option		696	0
Fair value changes of foreign currency exchange contract included in finance expense			15,532
Additional shares in days	30 days
Fair value changes	€ 3,346
Fair value changes of convertible loans included in finance income			6,351
Fair value changes of the warrant revaluation in finance expense	129,609	0	0
Fair value changes	15,765	0	0
Unexercised warrants	113,844	0	0
Changes of warrants	€ 113,733	0	0
PIPE warrants		€ 111	€ 0